BORROWINGS	12 Months Ended
Dec. 31, 2014
BORROWINGS

11. BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2013	2014
PRC
Short-term bank borrowings	$18,356	$142,412
Long-term debt	14,167	—

PRC subtotal	$32,523	$142,412

U.S.
Senior debt—borrowings under term note	$1,437	13,987
Short-term bank borrowings	45,017	57,307

U.S. subtotal	$46,454	$71,294

Total	$78,977	$213,706

Maturity Analysis:
Short-term bank borrowings	$63,373	$189,581
Long-term debt, current portion	4,480	10,138

Sub-total, current portion	67,853	199,719
Long-term debt, non-current portion	11,124	13,987

Total	$78,977	$213,706

On February 13, 2003, AppTec entered into a term note with a principal amount of $3.8 million and a fixed interest rate of 4.0% payable in 180 consecutive monthly payments of principal and interest. As of December 31, 2014, the outstanding balance of the term note was $1.0 million.

On September 10, 2012, WASH, WABIO and WAWH jointly entered into a one-year revolving line of credit of $15.0 million. The interest rate of each drawdown was based on LIBOR for the corresponding period on the drawdown date plus 3.0%. On July 16, 2013, the Company renewed the revolving line of credit for one year and increased the amount to $40.0 million. On September 23, 2014, the company renewed the revolving line of credit for one year and increased the amount to $50.0 million. As of December 31, 2014, WASH, WABIO and WAWH had drawn down $14.6 million. The average interest rates for borrowings under this facility were 2.42% and 2.69% for the years ended December 31, 2013 and 2014, respectively.

On September 12, 2012, WASH entered into a loan agreement of $4.3 million with a term of two years. The interest rate was based on three-month LIBOR plus 2.75%, is reset every three months based on the prevailing rate and is payable quarterly. As of December 31, 2013, WASH had drawn down all borrowings under the loan agreement. As of December 31, 2014, the loan expired and the Company fully repaid the loan. The average interest rate for the borrowings was 3.30% for the year ended December 31, 2014.

On November 26, 2012, AppTec Holding entered into a one-year line of credit of $25.0 million. The interest rate is based on the one-month Eurodollar Rate plus 2.5% and is reset every month based on the prevailing rate. On November 25, 2013 the Company renewed the line of credit for one year. On November 25, 2014, the company again renewed the line of credit for one year. As of December 31, 2014, AppTec Holding had drawn down $25.0 million under this line of credit. The line of credit contains financial covenants that require the Company to meet certain ratios for debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) and for interest coverage. In addition, the Company is required to maintain the minimum tangible net worth of $400 million and aggregate debt of the Company’s Chinese subsidiaries of less than $50 million. The Company was in compliance with the covenants as of December 31, 2014.

On November 30, 2012, AppTec Holding entered into a one-year promissory note of $20.0 million. The interest rate is based on the three-month Eurodollar Rate plus 2.5% and is reset every three months based on the prevailing rate. The line of credit contains financial covenants that require the Company to meet certain ratios for debt to EBITDA and for interest coverage. In addition, the Company is required to maintain minimum tangible net worth of $400 million and aggregate debt of the Company’s Chinese subsidiaries of less than $50 million. As of December 31, 2013, the line of credit had expired.

On February 7, 2013, STA entered into a one-year revolving line of credit of $16.4 million, which is guaranteed by WASH. The interest rate for each drawdown is based on LIBOR rates prevailing as of the period of drawdown plus a market rate mutually agreed upon. On February 7, 2014, STA renewed the revolving line of credit for one year and increased the amount to $17.9 million. As of December 31, 2014, STA had drawn down $8.9 million. The average interest rate for borrowings under this facility was 2.7% for the year ended December 31, 2014.

On November 29, 2013, AppTec entered into a one-year line of credit of $20.0 million. The interest rate for each drawdown is based on LIBOR rates prevailing as of the period of drawdown plus 1.25%. On October 27, 2014, the Company renewed the line of credit for one year, and the interest rate changed to LIBOR rates prevailing as of the period of drawdown plus 1.1%. As of December 31, 2014, AppTec had drawn down $20.0 million.

On November 14, 2014, WAHK and STAHK jointly entered into a one-year revolving loan of $50.0 million. The interest rate is based on three-month LIBOR plus 2.0%. The line of credit contains financial covenants that require the Company to meet certain ratios for debt to EBITDA and for interest coverage. In addition, the Company is required to maintain minimum tangible net worth of $400 million and minimum onshore borrowing of $80 million. The Company was in compliance with the covenant as of December 31, 2014. As of December 31, 2014, all borrowing under this loan had been drawn down.

On March 14, 2014, the Company entered into a loan agreement of $20.0 million with a term of one year and a fixed interest rate of 2.3%. As of December 31, 2014, all borrowing under this loan had been drawn down.

On April 8, 2014, the Company entered into a loan agreement of $10.0 million with a term of one year and a fixed interest rate of 2.3%. As of December 31, 2014, all borrowing under this loan had been drawn down.

In March 2014, WAHK entered into an uncommitted loan facility of $30 million. The interest rate of each drawdown is LIBOR plus 2% or a market rate mutually agreed to by the bank and the Company on the draw down date. On October 8, 2014, the Company renewed the loan for one year. As of December 31, 2014, WAHK had drawn down $30.0 million. The average interest rate for borrowings was 2.01% for the year ended December 31, 2014.

On September 26, 2014, AppTec entered into a line of credit of $25.0 million. $12.0 million will renew every year within one month of the expiration date, and $13.0 million will renew with a term of two years. The interest rate for each drawdown is based on LIBOR rates prevailing as of the period of drawdown plus 2.5%. As of December 31, 2014, AppTec had drawn down $25.0 million. The average interest rate for borrowings was 2.01% for the year ended December 31, 2014.

On October 14, 2014, STAHK entered into an uncommitted, on-demand loan facility of $18 million for one year. The interest rate of drawdown will be the aggregate of 1.75% per annum and LIBOR and the cost (expressed as percentage) to the bank of procuring the funds from the wholesale market. As of December 31, 2014, STAHK had drawn down $8.9 million.

The schedule of future payments of all borrowings as of December 31, 2014 is as follows:

2015	$199,719
2016	13,243
2017	255
2018	267
2019	222

Total	$213,706